CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common Stock	Capital In Excess of Par Value	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total Layne Christensen Equity	Noncontrolling Interests
Beginning balance at Jan. 31, 2014	$ 290,703	$ 198	$ 367,462	$ (61,656)	$ (16,540)	$ 289,464	$ 1,239
Beginning balance (in shares) at Jan. 31, 2014		19,821,158
Net (loss) income	(109,327)			(110,151)		(110,151)	824
Other comprehensive income (loss)	(687)				(687)	(687)
Issuance of common stock for vested restricted stock units (in shares)		783
Forfeiture of nonvested restricted shares		$ (2)	2
Forfeiture of nonvested restricted shares (in shares)		(186,361)
Shares purchased and subsequently cancelled	(28)		(28)			(28)
Shares purchased and subsequently cancelled (in shares)		(2,265)
Distributions to noncontrolling interests	(1,619)						(1,619)
Share-based compensation expense	2,617		2,617			2,617
Ending balance at Jan. 31, 2015	181,659	$ 196	370,053	(171,807)	(17,227)	181,215	444
Ending balance (in shares) at Jan. 31, 2015		19,633,315
Net (loss) income	(44,805)			(44,777)		(44,777)	(28)
Other comprehensive income (loss)	(3,348)				(3,348)	(3,348)
Issuance of nonvested restricted shares		$ 1	(1)
Issuance of nonvested restricted shares (in shares)		24,085
Issuance of common stock for vested restricted stock units		$ 2	(2)
Issuance of common stock for vested restricted stock units (in shares)		182,563
Shares purchased and subsequently cancelled	(345)	$ (1)	(344)			(345)
Shares purchased and subsequently cancelled (in shares)		(50,862)
Extinguishment of convertible notes	(8,006)		(8,006)			(8,006)
Sale of noncontrolling interest	(368)						(368)
Share-based compensation expense	3,919		3,919			3,919
Ending balance at Jan. 31, 2016	128,706	$ 198	365,619	(216,584)	(20,575)	128,658	48
Ending balance (in shares) at Jan. 31, 2016		19,789,101
Net (loss) income	(52,236)			(52,236)		(52,236)
Other comprehensive income (loss)	2,257				2,257	2,257
Issuance of nonvested restricted shares (in shares)		13,495
Issuance of common stock for vested restricted stock units (in shares)		2,264
Shares purchased and subsequently cancelled	(3)		(3)			(3)
Shares purchased and subsequently cancelled (in shares)		(334)
Share-based compensation expense	3,544		3,544			3,544
Ending balance at Jan. 31, 2017	$ 82,268	$ 198	$ 369,160	$ (268,820)	$ (18,318)	$ 82,220	$ 48
Ending balance (in shares) at Jan. 31, 2017		19,804,526